GENERAL AND ADMINISTRATIVE (Details) - Schedule of Other Operating Expenses - MORINGA ACQUISITION CORP [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	$ 1,122,480	$ 1,232,342
Legal expenses [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	259,000	398,903
Audit bookkeeping and accounting [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	146,600	143,101
Professional services [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	245,538	115,651
Management fees [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	120,000	120,000
Insurance [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	281,044	325,000
Nasdaq fees [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	70,000	129,500
Other [Member]
General and Administrative (Details) - Schedule of Other Operating Expenses [Line Items]
Total	$ 298	$ 187